SEGMENT INFORMATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 1,654,356,064	$ 1,294,829,413	$ 1,898,922,106
Total long-lived assets	568,440,775	688,353,227
Europe
Revenues generated by geographic location of customers' headquarter
Total net revenues	180,336,649	656,459,728	1,233,200,690
Germany
Revenues generated by geographic location of customers' headquarter
Total net revenues	72,186,472	422,038,906	795,265,303
Spain
Revenues generated by geographic location of customers' headquarter
Total net revenues	16,135,229	71,982,482	203,266,238
Czech
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,681,169	8,059,076	8,421,667
Italy
Revenues generated by geographic location of customers' headquarter
Total net revenues	2,495,061	26,275,635	126,607,507
Britain
Revenues generated by geographic location of customers' headquarter
Total net revenues	32,901,446	28,266,410	20,341,272
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	54,937,272	99,837,219	79,298,703
The Americas
Revenues generated by geographic location of customers' headquarter
Total net revenues	588,278,676	342,252,612	334,918,706
United States
Revenues generated by geographic location of customers' headquarter
Total net revenues	215,262,233	254,096,258	192,380,838
Canada
Revenues generated by geographic location of customers' headquarter
Total net revenues	371,840,958	86,327,618	142,537,868
Total long-lived assets	115,404,304	258,515,880
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,175,485	1,828,736
Asia and other regions
Revenues generated by geographic location of customers' headquarter
Total net revenues	885,740,739	296,117,073	330,802,710
PRC
Revenues generated by geographic location of customers' headquarter
Total net revenues	199,663,742	89,120,632	128,856,693
Total long-lived assets	441,711,646	419,473,243
India
Revenues generated by geographic location of customers' headquarter
Total net revenues	68,731,110	22,523,243	59,809,538
Japan
Revenues generated by geographic location of customers' headquarter
Total net revenues	483,787,914	120,248,386	97,550,677
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	133,557,973	64,224,812	44,585,802
Total long-lived assets	$ 11,324,825	$ 10,364,104